Tax - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ (347)	$ (212)
Deferred income tax benefit/(expense)	(18)	5
Total income tax expense	$ (365)	$ (207)